Provisions	12 Months Ended
Mar. 31, 2026
Provisions
Provisions

16. Provisions
A provision is a liability recorded in the Consolidated statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease and claims for legal and regulatory matters.
Accounting policies
Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured based on the best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current
where settlement is expected more than 12 months from the reporting date.
Asset retirement obligations
In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.
Legal and regulatory
The Group is involved in a number of legal and other disputes, including where the Group has received notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions considering the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.
Restructuring
The Group undertakes periodic reviews of its operations and recognises provisions as required based on the outcomes of these reviews. The associated cash outflows for restructuring costs are primarily less than one year.
Other
Comprises various items that do not fall within the Group’s other categories of provisions.
The table below is a summary of provisions by type and between current and non-current
amounts.

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

1 April 2024	933	269	942	304	2,448

Exchange movements	2	(12)	1	(1)	(10)

Amounts capitalised in the year	71	–	–	–	71

Amounts charged to the income statement	–	85	133	280	498

Utilised in the year - payments	(38)	(46)	(238)	(108)	(430)

Amounts released to the income statement	(9)	(21)	(7)	(44)	(81)

31 March 2025	959	275	831	431	2,496

Exchange movements	(20)	(18)	(3)	1	(40)

Acquisitions	80	4	1	5	90

Amounts capitalised in the year	143	–	–	–	143

Amounts charged to the income statement	–	146	78	146	370

Utilised in the year - payments	(41)	(31)	(248)	(104)	(424)

Amounts released to the income statement	(6)	(50)	(194)	(60)	(310)

Other 1	–	–	(333)	–	(333)

31 March 2026	1,115	326	132	419	1,992

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	62	283	72	314	731

Non-current liabilities	1,053	43	60	105	1,261

31 March 2026	1,115	326	132	419	1,992

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	56	222	478	310	1,066

Non-current liabilities	903	53	353	121	1,430

31 March 2025	959	275	831	431	2,496
Note:

1.
Other movements in respect of the Restructuring provision includes re-classifications
to Trade and other payables of employee termination liabilities whose timing and value are no longer uncertain. Certain of these payments are long term in nature and are subject to change for prevailing inflation indices in the relevant market.